Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Property and equipment, net
Property and equipment, gross	$ 24,525,444	$ 28,531,112
Accumulated depreciation	(10,467,117)	(14,290,992)
Property and equipment, net	14,058,327	14,240,120	[1]
Depreciation expenses	2,465,421	3,078,955		$ 2,579,726
Furniture, fixtures and equipment
Property and equipment, net
Property and equipment, gross	11,292,451	12,886,210
Leasehold improvements
Property and equipment, net
Property and equipment, gross	2,766,337	6,459,239
Buildings
Property and equipment, net
Property and equipment, gross	9,388,136	7,517,133
Motor vehicles
Property and equipment, net
Property and equipment, gross	$ 1,078,520	$ 1,668,530

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.